Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.6%
Aerospace & Defense – 3.4%
BWX Technologies Inc	23,035	$1,727,164
L3Harris Technologies Inc	11,998	2,089,092
		3,816,256
Auto Components – 1.6%
Aptiv PLC*	9,067	893,916
Autoliv Inc	9,117	879,608
		1,773,524
Banks – 5.0%
PNC Financial Services Group Inc/The	17,493	2,147,616
Popular Inc	14,451	910,557
Synovus Financial Corp	46,584	1,295,035
Wintrust Financial Corp	16,419	1,239,634
		5,592,842
Building Products – 3.4%
Carlisle Cos Inc	6,971	1,807,301
Fortune Brands Home & Security Inc	32,464	2,017,962
		3,825,263
Capital Markets – 3.7%
Jefferies Financial Group Inc	52,781	1,933,368
State Street Corp	33,543	2,246,039
		4,179,407
Chemicals – 3.0%
Axalta Coating Systems Ltd*	33,970	913,793
Corteva Inc	33,920	1,735,347
Westlake Chemical Corp	5,836	727,574
		3,376,714
Commercial Services & Supplies – 1.7%
Waste Connections Inc	14,378	1,930,965
Construction Materials – 1.4%
Martin Marietta Materials Inc	3,895	1,598,820
Containers & Packaging – 1.7%
Ball Corp	9,091	452,550
Graphic Packaging Holding Co	67,435	1,502,452
		1,955,002
Diversified Financial Services – 2.0%
Fidelity National Information Services Inc	40,104	2,216,548
Electric Utilities – 4.6%
Alliant Energy Corp	55,190	2,673,955
Entergy Corp	27,282	2,523,585
		5,197,540
Electrical Equipment – 2.0%
AMETEK Inc	15,231	2,250,533
Electronic Equipment, Instruments & Components – 3.7%
Insight Enterprises Inc*	7,126	1,036,833
SYNNEX Corp	7,295	728,479
Vontier Corp	57,586	1,780,559
Zebra Technologies Corp*	2,481	586,831
		4,132,702
Energy Equipment & Services – 1.8%
Baker Hughes Co	58,528	2,067,209
Entertainment – 2.3%
Activision Blizzard Inc	27,903	2,612,558
Food & Staples Retailing – 2.3%
Casey's General Stores Inc	9,694	2,632,115
Food Products – 1.2%
Kellogg Co	23,317	1,387,595
Health Care Equipment & Supplies – 2.7%
Envista Holdings Corp*	37,781	1,053,334
Globus Medical Inc*	39,999	1,985,950
		3,039,284
Health Care Providers & Services – 7.4%
Amedisys Inc*	14,845	1,386,523
Cardinal Health Inc	31,557	2,739,779
Henry Schein Inc*	8,110	602,167
Humana Inc	2,703	1,315,064
Laboratory Corp of America Holdings	11,516	2,315,292
		8,358,825

Shares or Principal Amounts		Value
Common Stocks– (continued)
Household Durables – 1.3%
Toll Brothers Inc	20,325	$1,503,237
Industrial Real Estate Investment Trusts (REITs) – 1.2%
STAG Industrial Inc	37,665	1,299,819
Insurance – 5.2%
Globe Life Inc	16,786	1,825,142
Hartford Financial Services Group Inc	41,929	2,973,185
RenaissanceRe Holdings Ltd	5,565	1,101,425
		5,899,752
Life Sciences Tools & Services – 2.1%
Avantor Inc*	61,585	1,298,212
Charles River Laboratories International Inc*	2,457	481,523
PerkinElmer Inc	5,147	569,773
		2,349,508
Machinery – 4.2%
Hillenbrand Inc	37,618	1,591,618
Lincoln Electric Holdings Inc	9,819	1,784,996
Oshkosh Corp	14,460	1,379,918
		4,756,532
Media – 1.6%
Fox Corp - Class B	61,159	1,766,272
Metals & Mining – 2.2%
Freeport-McMoRan Inc	66,886	2,494,179
Oil, Gas & Consumable Fuels – 6.5%
Chesapeake Energy Corp	32,696	2,819,376
Marathon Oil Corp	94,951	2,539,939
Pioneer Natural Resources Co	8,547	1,961,964
		7,321,279
Personal Products – 0.9%
Kenvue Inc	51,910	1,042,353
Real Estate Management & Development – 1.2%
CBRE Group Inc*	17,860	1,319,140
Residential Real Estate Investment Trusts (REITs) – 1.8%
Equity LifeStyle Properties Inc	32,152	2,048,404
Road & Rail – 1.7%
Canadian Pacific Kansas City Ltd	15,253	1,134,976
Landstar System Inc	4,427	783,313
		1,918,289
Semiconductor & Semiconductor Equipment – 2.7%
Lam Research Corp	1,577	988,416
Microchip Technology Inc	14,432	1,126,418
Teradyne Inc	9,730	977,476
		3,092,310
Software – 0.9%
Nice Ltd (ADR)*	5,836	992,120
Specialized Real Estate Investment Trusts (REITs) – 2.7%
Lamar Advertising Co	24,356	2,032,995
PotlatchDeltic Corp	21,354	969,258
		3,002,253
Specialty Retail – 4.6%
AutoZone Inc*	486	1,234,435
Bath & Body Works Inc	39,303	1,328,441
Burlington Stores Inc*	7,656	1,035,857
Dick's Sporting Goods Inc	3,134	340,290
O'Reilly Automotive Inc*	1,397	1,269,677
		5,208,700
Trading Companies & Distributors – 2.9%
GATX Corp	7,591	826,129
MSC Industrial Direct Co Inc	25,275	2,480,741
		3,306,870
Total Common Stocks (cost $91,177,273)		111,264,719
Repurchase Agreements– 1.4%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 9/29/23, maturing 10/2/23 to be repurchased at $1,600,707 collateralized by $1,722,008 in U.S. Treasuries 0% - 4.5000%, 10/5/23 - 2/15/53 with a value of $1,632,721((cost $1,600,000)	$1,600,000	1,600,000
Total Investments (total cost $92,777,273) – 100.0%		112,864,719
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(25,489)
Net Assets – 100%		$112,839,230

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$109,858,015	97.3%
Canada	1,134,976	1.0
Israel	992,120	0.9
Sweden	879,608	0.8

Total	$112,864,719	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$111,264,719	$-	$-
Repurchase Agreements	-	1,600,000	-
Total Assets	$111,264,719	$1,600,000	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70313 11-23